Lease Arrangements - Summary of Right-of-Use Assets (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2019 USD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amounts	$ 9,792,221				$ 327,390
Additions to right-of-use assets	824,268	$ 27,558
Depreciation charge for right-of-use assets	1,055,458	35,288	$ 0	$ 0
Land [member]
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amounts	7,036,887				235,269
Depreciation charge for right-of-use assets	215,301	7,198
Buildings and improvements [member]
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amounts	2,121,797				70,939
Depreciation charge for right-of-use assets	307,708	10,288
Machinery and equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amounts	588,443				19,674
Depreciation charge for right-of-use assets	507,443	16,966
Other equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amounts	45,094				$ 1,508
Depreciation charge for right-of-use assets	$ 25,006	$ 836